Shareholders’ Equity (Stock Option Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Outstanding at Beginning of Period	129,109
Number of Options Granted	0
Number of Options Exercised	(48,089)
Number of Options Forfeited	0
Number of Options Expired	(1,103)
Number of Options Outstanding & Exercisable at End of Period	79,917
Weighted Average Price of Options Outstanding at Beginning of Period	$ 17.06
Weighted Average Price of Options Granted	$ 0
Weighted Average Price of Options Exercised	$ 17.65
Weighted Average Price of Options Forfeited	$ 0
Weighted Average Price of Options Expired	$ 14.92
Weighted Average Price of Options Outstanding & Exercisable at End of Period	$ 16.73
Weighted Average Life of Options (in years) Outstanding & Exercisable at End of Period	3 years 11 months 8 days
Aggregate Intrinsic Value Outstanding at Beginning of Period	$ 0
Aggregate Intrinsic Value Outstanding & Exercisable at End of Period	$ 399